Share-Based Payments - Summary Movement of Share Options Under the Gold Fields Limited 2012 Share Plan (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 shares
Disclosure of movements in share options [Abstract]
Options vested	0